Related Parties (Details) - Schedule of expenses incurred according to the agreement with iDnext - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of expenses incurred according to the agreement with iDnext [Abstract]
Monthly fees		$ 49	$ 183
Bonus		10	49
Payments for employees		33	39
Total		$ 92	$ 271